Total
NORTH AMERICAN EQUITY FUND
Schroder North American Equity Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	NORTH AMERICAN EQUITY FUND INVESTOR CLASS
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NORTH AMERICAN EQUITY FUND INVESTOR CLASS
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.33%

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example	One Year	Three Years	Five Years	Ten Years
NORTH AMERICAN EQUITY FUND | INVESTOR CLASS | USD ($)	34	106	185	418

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of companies organized and principally traded in, or with their principal places of business and principally traded in, North America. This policy is non-fundamental and may be changed by the Trustees, without a vote of the shareholders of the Fund, upon at least 60 days' prior written notice to shareholders. The Fund's portfolio may include large, well-known companies as well as smaller, less-closely followed companies, including micro cap companies. The Fund's sub-adviser, Schroder Investment Management North America Ltd. ("SIMNA Ltd." or the "Sub-Adviser"), uses a proprietary quantitative investment analysis to evaluate market and economic sectors, companies, and stocks on the basis of long-term historical data in order to construct a highly diversified portfolio of equity securities of North American issuers. In addition, the Sub-Adviser attempts to identify anticipated short-term deviations from longer-term historical trends and cycles, and may adjust the portfolio to seek to take advantage of those deviations. The Sub-Adviser also considers certain environmental, social and/or governance (ESG) factors when assessing investment opportunities that otherwise meet the Sub-Adviser's investment criteria. The Fund's investment portfolio, including the number of positions and the sector weightings, will change as the Sub-Adviser's evaluation of economic, market and company-specific factors change. The Fund may invest in common and preferred stocks, convertible securities and warrants of companies of any size market capitalization. The Fund may also invest in real estate investment trusts ("REITs"), closed-end funds or exchange-traded funds ("ETFs") (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges), and may use options, futures contracts, and other derivative instruments in pursuing its principal investment strategies. The Fund may hedge some of its foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so.

The Fund may use derivatives for purposes of complying with the 80% policy described above. An investment in a U.S. closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of North American companies, and has "North America" or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of North American companies for purposes of determining if the Fund has invested at least 80% of its net assets in such securities. The Fund considers North America to consist of the United States and Canada.

Principal Risks

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

●	Active Investment Management Risk: The risk that, if the Sub-Adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money;

●	Market Risk: the risk that the markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities, particularly fixed income securities, may be difficult to value during such periods;

●	Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

●	Geographic Focus Risk: Because the Fund invests principally in equity securities of North American companies, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

●	Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

●	Warrants Risk: warrants involve the market risk related to the underlying securities, the counterparty risk with respect to the issuing broker, and risk of illiquidity within the trading market for warrants;

●	Counterparty Risk: a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations;

●	REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate and may be subject to the risks affecting equity securities generally. Some REITs have limited diversification. The Fund bears its proportionate share of a REIT's expenses;

●	Foreign Securities Risk: investments in non-U.S. issuers may be affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, or by foreign withholding taxes;

●	Foreign Currencies Risk: the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies;

●	Liquidity Risk: at times, the Fund may be invested in illiquid securities that may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times. Investments in foreign securities, as well as investments in small cap securities, tend to have greater exposure to liquidity risk;

●	Leverage Risk: the use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet any required asset segregation requirements;

●	Derivatives Risk: investing in derivative instruments, including options and futures contracts, may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

●	Micro, Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

●	Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk;

●	Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction;

●	Large Shareholder Risk: certain account holders may from time to time own or control a significant percentage of the Fund's shares. The Fund is subject to the risk that a redemption by large shareholders of all or a portion of their Fund shares or a purchase of Fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions, will adversely affect the Fund's performance if it is forced to sell portfolio securities or invest cash when the Sub-Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund's portfolio, increase the Fund's transaction costs and/or lead to the liquidation of the Fund; and

●	Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full Prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns – Investor Shares

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest 3/31/2019	Lowest 9/30/2011
12.17%	-13.94%

Average Annual Total Returns for Periods Ended December 31, 2019
Average Annual Total Returns - NORTH AMERICAN EQUITY FUND	Label	1 Year	5 Years	10 Years
INVESTOR CLASS	Investor Shares - Return Before Taxes	28.47%	10.65%	12.60%
INVESTOR CLASS | After Taxes on Distributions	Investor Shares - Return After Taxes on Distributions	26.52%	8.60%	11.27%
INVESTOR CLASS | After Taxes on Distributions and Sales	Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	18.15%	7.89%	10.17%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.